Leases Disclosure of amounts included in the Income Statements relating to leases (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Depreciation, right-of-use assets	R 248	R 259
Interest expense on lease liabilities	32	28
Expense relating to short-term leases for which recognition exemption has been used	348	154
Expense relating to leases of low-value assets for which recognition exemption has been used	17	28
Expense relating to variable lease payments not included in measurement of lease liabilities	R 2,030	R 1,678
Percentage of variable lease payments	76.00%